UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY SMALL CAP GROWTH FUND

Schedule of Investments September 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (38.1%)

Chemicals (9.5%)
*Fuel Tech Inc	3,500	$63,315
Sigma—Aldrish	1,000	52,420
		115,735
Clean Energy (11.3%)
*ESCO Technologies	1,500	72,255
Ormat Technologies Inc	1,000	36,330
*Vestas Wind Energy ADR	1,000	29,250
		137,835
Electrical Equipment (3.3%)
Emerson Electric Co.	1,000	40,790

Information Services (4.4%)
Graco, Inc.	1,500	53,415

Metals & Mining (2.4%)
*Stillwater Mining Co	5,000	29,050

Oil & Gas E&D, Equip. & Services (7.2%)
*Basic Energy Svcs	2,000	42,600
*National-Oilwell Inc	900	45,207
		87,807

TOTAL COMMON STOCKS (COST: $567,538)		$464,632

SHORT-TERM SECURITIES (47.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $582,304)	582,304	$582,304

TOTAL INVESTMENTS IN SECURITIES (COST: $1,149,842)		$1,046,936
OTHER ASSETS LESS LIABILITIES		171,564

NET ASSETS		$1,218,500

*Non-income producing

ADR—American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,149,842. The net unrealized depreciation of investments based on the cost was $102,906, which is comprised of $16,229 aggregate gross unrealized appreciation and $119,135 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1:	quoted prices in active markets for identical securities
Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Level 1: Quoted Prices	$1,046,936
Level 2: Other Significant Observable Inputs	--
Level 3: Significant Unobservable Inputs	--
Total	$1,046,936

INTEGRITY GROWTH & INCOME FUND

Schedule of Investments September 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (59.7%)

Capital Markets (2.1%)
Bank of New York Mellon Corp.	20,000	651,600

Chemicals (4.4%)
Sigma—Aldrish	16,000	838,720
*Fuel Tech Inc	30,000	542,700
		1,381,420
Clean Energy (5.7%)
*Ocean Power Technologies	30,000	250,500
*Vestas Wind Energy ADR	29,000	848,250
*Sunpower Corp Class A	10,000	709,300
		1,808,050
Construction & Engineering (1.8%)
*KHD Humboldt Wedag International	30,000	575,400

Consumer Finance (3.9%)
Western Union Company	50,000	1,233,500

Containers & Packaging (4.1%)
Greif Inc.	10,000	656,200
Bemis Co.	25,000	655,250
		1,311,450
Electric Equipment (2.6%)
ABB LTD—Spon ADR	10,000	194,000
Emerson Electric Co.	15,000	611,850
		805,850
Electric Utilities (2.3%)
Ormat Technologies Inc	20,000	726,600

Energy Equipment & Services (1.1%)
*National-Oilwell Inc	7,100	356,633

Food Products (3.2%)
H.J. Heinz Co	20,000	999,400

Health Care Equipment & Services (8.0%)
*Waters Corp	15,000	872,700
*Zimmer Holdings	15,000	968,400
Johnson & Johnson	10,000	692,800
		2,533,900
Industrial Conglomerates (5.7%)
3M Co.	10,000	683,100
Siemens AG—ADR	5,000	469,450
General Electric	25,000	637,500
		1,790,050
Information Services (2.3%)
Graco, Inc.	20,000	712,200

Machinery (1.4%)
CPFL Energia SA—ADR	8,000	446,880

Metals & Mining (3.3%)
Agnico-Eagles Mines Ltd	15,000	826,050
*Stillwater Mining Co	35,000	203,350
		1,029,400
Oil & Gas E&D, Equip. & Services (2.9%)
Suburban Propane Partners	20,000	671,600
*McDermott International Inc.	10,000	255,500
		927,100
Semiconductors & Equipment (2.4%)
Linear Technology Corp.	25,000	766,500

Software & Services (2.5%)
*Adobe Systems Inc	20,000	789,400

TOTAL COMMON STOCKS (COST: $21,714,939)		$18,845,333

SHORT-TERM SECURITIES (28.0%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $8,851,301)	8,851,301	$8,851,301

TOTAL INVESTMENTS IN SECURITIES (COST: $30,566,240)		$27,696,634
OTHER ASSETS LESS LIABILITIES		3,872,716

NET ASSETS		$31,569,350

*Non-income producing

ADR—American Depository Receipt

Note: INVESTMENT IN SECURITIES

At September 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $30,566,240. The net unrealized depreciation of investments based on the cost was $2,869,606, which is comprised of $411,074 aggregate gross unrealized appreciation and $3,280,680 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1:	quoted prices in active markets for identical securities
Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Level 1: Quoted Prices	$27,696,634
Level 2: Other Significant Observable Inputs	--
Level 3: Significant Unobservable Inputs	--
Total	$27,696,634

INTEGRITY HIGH INCOME FUND

Schedule of Investments September 30, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (98.1%)

Agricultural Chemicals (0.5%)
Terra Capital Inc	B-1/BB	7.000%	02/01/2017	$320,000	$297,139

Appliances (1.0%)
ALH Fin LLC/ALH Fin Corp	B-3/CCC+	8.500	01/15/2013	600,000	563,892

Auto-Cars/Light Trucks (6.4%)
American Axle	B-1/B+	7.875	03/01/2017	2,000,000	1,115,500
Arvinmeritor Inc.	B/B	8.750	03/01/2012	100,000	85,459
Ford Motor Company	Caa-1/CCC	6.500	08/01/2018	585,000	280,145
General Motors Corp	Caa-/B-	7.125	07/15/2013	780,000	370,165
General Motors Corp	Caa-/B-	8.250	07/15/2023	780,000	328,684
Hertz Corp	B-1/BB-	8.875	01/01/2014	610,000	523,972
RSC Equipment Rental Inc	Caa-1/B-	9.500	12/01/2014	560,000	423,259
Tenneco Inc.	B/BB-	8.125	11/15/2015	60,000	52,040
Titan International Inc	Caa-1/B-	8.000	01/15/2012	375,000	361,410
United Rentals North	B-1/BB-	6.500	02/15/2012	156,000	131,040
					3,671,674
Beverages/Wine/Spirits (0.9%)
Constellation Brands Inc	Ba-3/BB-	7.250	09/01/2016	580,000	536,500

Broadcast Serv/Program (7.4%)
CCO Hldgs LLC/CAP Corp	Caa-1/CCC	8.750	11/15/2013	1,050,000	911,463
CCH I LLC/CCH I Capital	Caa-3/CCC	11.000	10/01/2015	500,000	331,250
Directv Holdings/Fing	Ba-3/BB	6.375	06/15/2015	940,000	826,251
Echostar DBS Corp	Ba-3/BB-	7.125	02/01/2016	1,470,000	1,197,036
Sirius Satellite Radio	Caa-/CCC	9.625	08/01/2013	1,695,000	928,385
					4,194,385
Building-Residential/Commer (1.1%)
K Hovnanian Enterprises	Caa-1/CCC+	6.250	01/15/2016	600,000	360,000
Tousa Inc.(1)(2)	NR/D	7.500	03/15/2011	243,000	8,505
Tousa Inc.(1)(2)	NR/D	10.375	07/01/2012	4,254,000	148,890
Tousa Inc.(1)(2)	NR/D	7.500	01/15/2015	2,598,000	90,930
					608,325
Cable TV (1.0%)
Echostar DBS Corp.	Ba-3/BB-	7.750	05/31/2015	705,000	597,177

Casino Hotels (3.5%)
Boyd Gaming Corp	B-1/BB	7.125	02/01/2016	240,000	166,882
Harrahs Operating Co Inc - 144A w/Reg Rgts	Caa-1/B+	10.750	02/01/2016	815,000	421,673
MGM Mirage	Ba/BB	6.625	07/15/2015	2,000,000	1,430,300
					2,018,855
Chemicals - Specialty (2.3%)
Huntsman LLC	Ba-3/B+	11.500	07/15/2012	750,000	776,250
Polyone Corp	B-1/B+	8.875	05/01/2012	535,000	514,215
					1,290,465
Coal (0.3%)
Arch Western Finance	B-1/BB	6.750	07/01/2013	200,000	188,000

Commercial Services (0.6%)
Iron Mountain	B/B+	6.625	01/01/2016	345,000	324,300

Computers (1.4%)
Sungard Data Systems Inc	Caa-1/B-	10.250	08/15/2015	900,000	785,250

Consumer Products/Misc. (3.0%)
Jarden Corp.	B-3/B	7.500	05/01/2017	870,000	736,411
Visant Holding Corp.(3)	B-3/B-	0.000/10.250	12/01/2013	1,000,000	943,660
					1,680,071
Containers/Paper/Plastic (2.6%)
Graham Packaging Co	Caa-1/CCC+	9.875	10/15/2014	550,000	457,875
Smurfit-Stone Container	B-3/B-	8.375	07/01/2012	525,000	453,868
Vitro Sab DE CV	B/B	9.125	02/01/2017	880,000	576,400
					1,488,143
Cruiselines (0.2%)
Royal Caribbean Cruises	Ba-1/BB+	7.250	06/15/2016	170,000	134,475

Data Processing/Management (0.7%)
First Data Corporation - 144A w/Reg Rgts	B-3/B	9.875	09/24/2015	500,000	391,250

Divers. Oper./Commer. Svc. (1.2%)
Sally Holdings LLC	B-3/B-	9.250	11/15/2014	765,000	711,090

Diversified Manufacture Op. (0.6%)
RBS Global & Rexnord Cor	B-3/B-	8.875	09/01/2016	380,000	352,051

Electric/Generation (0.9%)
AES Corporation	B-1/BB-	8.000	10/15/2017	260,000	236,600
Edison Mission Energy	B-1/BB-	7.000	05/15/2017	295,000	266,975
					503,575
Electric/Integrated (1.7%)
Energy Future Holdings - 144A w/Reg Rgts	B-3/B-	10.875	11/01/2017	1,055,000	992,027

Electronic Comp-Semicon (1.6%)
Advanced Micro Devices	B-3/B	7.750	11/01/2012	464,000	360,199
NXP BV/NXP Funding LLC	Caa-/CCC+	9.500	10/15/2015	1,070,000	562,328
					922,527
Finance - Auto Loans (4.4%)
Ford Motor Credit Co	B-1/B-	7.000	10/01/2013	2,474,000	1,518,319
GMAC LLC	B-3/B-	6.875	08/28/2012	2,365,000	963,856
					2,482,175
Food - Retail (1.1%)
Chiquita Brands Intl	Caa-/CCC+	8.875	12/01/2015	245,000	203,350
Del Monte Corp	B/B+	6.750	02/15/2015	465,000	421,406
					624,756
Funeral Services/Rel. Items (1.1%)
Service Corp Intl	B-1/BB-	6.750	04/01/2015	465,000	405,243
Stewart Enterprises	Ba-3/BB-	6.250	02/15/2013	250,000	236,013
					641,256
Home Furnishing (2.7%)
Sealy Mattress Co	B/BB-	8.250	06/15/2014	900,000	731,997
Simmons Co	B/B	7.875	01/15/2014	500,000	375,545
Simmons Co(3)	B-3/CCC+	0.000/10.000	12/15/2014	750,000	423,023
					1,530,565
Independ Power Producer (1.9%)
Mirant North American LLC	B-1/B-	7.375	12/31/2013	315,000	299,218
NRG Energy INC.	B-1/B	7.375	02/01/2016	837,000	757,485
					1,056,703
Investment Mgmt/Advis. Srv. (0.5%)
Nuveen Investments Inc - 144A w/Reg Rgts	B-3/B-	10.500	11/15/2015	320,000	276,464

Machinery - Const. & Mining (1.0%)
Terex Corp	Ba-3/B+	8.000	11/15/2017	610,000	554,002

Machinery/Electrical (0.6%)
Baldor Electric Co	B-3/B	8.625	02/15/2017	365,000	350,400

Medical - Hospitals (6.4%)
Community Health Systems	B-3/B	8.875	07/15/2015	765,000	730,575
HCA Inc(4)	B/BB-	9.625	11/15/2016	1,780,000	1,701,021
Tenet Healthcare Corp.	Caa-1/B	9.875	07/01/2014	821,000	800,475
United Surgical Partners(4)	Caa-1/CCC+	9.250	05/01/2017	465,000	386,768
					3,618,839
Medical/Biomedical/Gene (2.3%)
Biomet Inc.(4)	B-3/B-	10.375	10/15/2017	900,000	895,500
Cooper Cos Inc	Ba-3/BB-	7.125	02/15/2015	215,000	210,915
DJO Fin. LLC	Caa-1/B-	10.875	11/15/2014	200,000	194,500
					1,300,915
Metal - Diversified (1.5%)
Freeport-McMoran C&G	Ba/BBB-	8.250	04/01/2015	325,000	320,937
Noranda Aluminium Acquisition (4)(5)	B-3/B-	6.827	05/15/2015	430,000	331,100
Steel Dynamics Inc.	Ba/BB+	7.375	11/01/2012	235,000	217,375
					869,412
Miscellaneous Manufacturer (1.1%)
Hawker Beechcraft Acq Co(4)	B-3/B-	8.875	04/01/2015	605,000	558,070
Hawker Beechcraft Acq Co	Caa-1/B-	9.750	04/01/2017	50,000	45,175
Propex Fabrics Inc.(1)(2)	NR/NR	10.000	12/01/2012	2,118,000	15,885
					619,130
Multimedia (0.9%)
Quebecor Media	B/B	7.750	03/15/2016	560,000	484,400

Non-Hazardous Waste (0.7%)
Allied Waste North Amer.	B-1/BB	6.125	02/15/2014	300,000	274,413
Allied Waste North Amer.	B/B+	7.375	04/15/2014	100,000	96,441
					370,854
Oil Co. - Explor. & Prod. (6.9%)
Atlas Energy Res LLC - 144A w/Reg Rgts	B-3/B	10.750	02/01/2018	285,000	267,997
Chaparral Energy Inc	Caa-1/B-	8.875	02/01/2017	230,000	184,000
Chesapeake Energy Corp	Ba-3/BB	7.250	12/15/2018	315,000	291,375
Denbury Resources Inc	B-1/BB	7.500	04/01/2013	490,000	470,900
El Paso Corporation	Ba-3/BB-	7.000	06/15/2017	400,000	368,000
Forest Oil Corporation	B-1/B+	7.750	05/01/2014	75,000	71,250
Forest Oil Corporation - 144A w/Reg Rgts	B-1/B+	7.250	06/15/2019	190,000	163,400
Helix Energy Solutions - 144A w/Reg Rgts	B-3/BB-	9.500	01/15/2016	400,000	380,412
Newfield Exploration Co	Ba-3/BB-	6.625	04/15/2016	380,000	342,000
Opti Canada Inc	B-1/BB+	8.250	12/15/2014	270,000	243,000
Petrohawk Energy Corp - 144A w/Reg Rgts	B-3/B	7.875	06/01/2015	655,000	575,797
Quicksilver Resources In	B-1/B	8.250	08/01/2015	345,000	318,470
Sandridge Energy Inc - 144A w/Reg Rgts	B-3/B-	8.000	06/01/2018	280,000	246,352
					3,922,953
Paper & Related Products (1.9%)
ACCO Brands Corp	B/B+	7.625	08/15/2015	750,000	594,450
Georgia-Pacific LLC	B/B+	7.700	06/15/2015	500,000	461,100
					1,055,550
Pipelines (1.5%)
Copano Energy LLC/Copany - 144A w/Reg Rgts	B-1/B+	7.750	06/01/2018	220,000	190,286
Dynegy Holdings Inc	B/B	7.500	06/01/2015	345,000	293,895
El Paso Natural Gas	Ba-3/BB-	7.250	06/01/2018	195,000	183,087
Markwest Energy Part/Fin.	B/B+	8.750	04/15/2018	200,000	189,844
					857,112
Private Corrections (0.5%)
Corrections Corp of Amer	Ba/BB	7.500	05/01/2011	270,000	268,987

Publishing/Periodicals (1.0%)
Dex Media West/Finance	B-1/B+	9.875	08/15/2013	550,000	368,500
Dex Media Inc	B/B-	8.000	11/15/2013	450,000	224,676
					593,176
REITS--Hotels (1.1%)
Host Hotels & Resorts LP	Ba-1/BB	7.125	11/01/2013	80,000	70,822
Host Hotels & Resorts LP	Ba-1/BB	6.375	03/15/2015	575,000	468,447
Host Hotels & Resorts	Ba-1/BB	6.750	06/01/2016	130,000	106,373
					645,642
Resorts-- Themeparks (0.8%)
Vail Resorts Inc	B-1/BB-	6.750	02/15/2014	505,000	462,025

Retail--Auto Parts (0.9%)
Tenneco Inc	B-3/B	8.625	11/15/2014	635,000	503,492

Retail--Major Dept Store (2.4%)
Hanesbrands Inc(5)	B/B	8.204	12/15/2014	745,000	624,116
Neiman Marcus Group Inc(4)	B/B+	9.000	10/15/2015	570,000	475,950
Rite Aid Corp	Caa-1/B+	7.500	03/01/2017	355,000	269,800
					1,369,866
Rubber--Tires (0.4%)
Goodyear Tire & Rubber	Ba-3/BB-	9.000	07/01/2015	245,000	245,490

Satellite Telecom (1.2%)
Intelsat Jackson Holdings	Caa-/CCC+	11.250	06/15/2016	360,000	351,900
Intelsat Subsidiary Hldg	B-3/BB-	8.875	01/15/2015	370,000	353,553
					705,453
Semiconductor Equipment (1.9%)
Freescale Semiconductor(4)	B/B-	9.125	12/15/2014	705,000	447,675
Sensata Technologies BV	Caa-1/B-	8.000	05/01/2014	730,000	610,382
					1,058,057
Telecom Services (3.1%)
Cricket Communication I - 144A w/Reg Rgts	B-3/B-	10.000	07/15/2015	75,000	72,167
Fairpoint Communications - 144A w/Reg Rgts	B-3/B+	13.125	04/01/2018	420,000	380,638
IPCS Inc(4)(5)	Caa-1/CCC+	6.051	05/01/2014	705,000	564,000
Paetec Holding Corp	Caa-1/CCC+	9.500	07/15/2015	400,000	273,280
Qwest Corp.	Ba-1/BBB-	7.500	10/01/2014	220,000	191,968
West Corp	Caa-1/B-	9.500	10/15/2014	400,000	307,228
					1,789,281
Telephone-Integrated (4.7%)
Frontier Communications	Ba/BB	6.625	03/15/2015	145,000	122,882
L-3 Communications Corp.	Ba-3/BB+	6.375	10/15/2015	375,000	346,875
Level 3 Fin. Inc.	Caa-1/CCC+	9.250	11/01/2014	196,000	148,582
Qwest Communications Int.	Ba-3/B+	7.250	02/15/2011	525,000	503,785
Qwest Communications Int(5)	Ba-3/B+	6.304	02/15/2009	250,000	248,438
Sprint Capital Corp	Baa-3/BB	6.900	05/01/2019	1,235,000	970,772
Windstream Corp	Ba-3/BB	8.625	08/01/2016	385,000	355,524
					2,696,858
Television (1.2%)
Directv Holdings/Fing - 144A w/Reg Rgts	Ba-3/BB	7.625	05/15/2016	170,000	159,800
Videotron LTEE - 144A w/Reg Rgts	Ba/BB-	9.125	04/15/2018	515,000	539,463
					699,263
Travel Services (0.8%)
Travelport LLC(5)	B-3/B	7.436	09/01/2014	45,000	33,525
Travelport LLC	B-3/B	9.875	09/01/2014	520,000	416,889
					450,414
Wireless Equipment (2.7%)
Cricket Commucations	B-3/B-	9.375	11/01/2014	705,000	645,110
MetroPCS Wireless	Caa-1/B	9.250	11/01/2014	950,000	888,231
					1,533,341

TOTAL CORPORATE BONDS (COST: $74,969,505)					$55,888,002

U.S. COMMON STOCKS (0.1%)				Shares
Spacehab, Inc.(1) (COST: $995,996)				231,817	$83,454

SHORT-TERM SECURITIES (0.1%)				Shares
Wells Fargo Advantage Investment Money Market (COST: $171,771)				171,771	$171,771

TOTAL INVESTMENTS IN SECURITIES (COST: $76,137,272)					$56,143,227
OTHER ASSETS LESS LIABILITIES					809,314

NET ASSETS					$56,952,541

(1) Non-income producing security.

(2) Issue is in default.

(3) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4) Interest or dividend is paid-in-kind, when applicable.

(5) Floating rate security. The rate for these securities are as of September 30, 2008.

144A—Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $5,057,726, representing 8.9% of net assets.

Note: INVESTMENT IN SECURITIES

At September 30, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $76,137,272. The net unrealized depreciation of investments based on the cost was $19,994,045, which is comprised of $5,680 aggregate gross unrealized appreciation and $19,999,725 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1:	quoted prices in active markets for identical securities
Level 2:	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2008:

Level 1: Quoted Prices	$255,225
Level 2: Other Significant Observable Inputs	55,888,002
Level 3: Significant Unobservable Inputs	--
Total	$56,143,227

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: November 21, 2008

By:	/s/Adam Forthun
Adam Forthun
Treasurer

Date: November 21, 2008